OPERATING LEASE RIGHT-OF-USE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING LEASE RIGHT-OF-USE ASSETS
Reduction to Right-of-use Assets Resulting From Reduction to Operating Lease Liability	€ 931	€ 836
Variable Lease, Cost	101	108
Short-term Lease, Cost	€ 71	€ 71